UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-21603

                     Special Value Opportunities Fund, LLC
              (Exact name of registrant as specified in charter)

                         2951 28th Street, Suite 1000
                            Santa Monica, CA 90405
              (Address of principal executive offices) (Zip code)

                   Howard Levkowitz, President and Secretary
                     Special Value Opportunities Fund, LLC
                         2951 28th Street, Suite 1000
                            Santa Monica, CA 90405
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 310-566-1000

Date of fiscal year end:  December 31
                          -----------

Date of reporting period: July 1, 2003 to June 30, 2004
                          -----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1. Proxy Voting Record.

The Fund did not vote any portfolio securities for the reporting period beginning July 1, 2003 and ended June 30, 2004.

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Special Value Opportunities Fund, LLC


By:   /s/ Michael E. Tennenbaum
      ---------------------------------------------
Name:    Michael E. Tennenbaum
Title:   Chief Executive Officer
Date:    August 20, 2004



By:   /s/ Robert G. DiPaolo
      ---------------------------------------------
Name:    Robert G. DiPaolo
Title:   Chief Financial Officer
Date:    August 20, 2004